Inventories (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Inventories [Abstract]
Current materials and supplies to be consumed in production process or rendering services	$ 422,535	$ 393,600
Cost of inventories recognised as expense during period	80,930	88,174
Products In Progress	108,909	104,295
Finished product	$ 176,561	$ 204,686